UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam VT Multi-Cap Value Fund

The fund's portfolio
3/31/14 (Unaudited)

COMMON STOCKS (98.8%)(a)
	Shares	Value

Aerospace and defense (8.2%)

Alliant Techsystems, Inc.(S)	6,570	$933,926

General Dynamics Corp.	4,930	536,976

Honeywell International, Inc.	8,090	750,428

L-3 Communications Holdings, Inc.	5,820	687,633

Northrop Grumman Corp.	5,830	719,305

		3,628,268
Airlines (1.6%)

Alaska Air Group, Inc.	3,170	295,793

Delta Air Lines, Inc.	12,500	433,125

		728,918
Banks (4.8%)

Bancorp, Inc. (The)(NON)	14,271	268,438

BB&T Corp.	5,250	210,893

City National Corp.	4,850	381,792

First BanCorp. (Puerto Rico)(NON)	25,100	136,544

First Republic Bank	7,160	386,568

PacWest Bancorp	8,970	385,800

Regions Financial Corp.	34,900	387,739

		2,157,774
Beverages (3.4%)

Coca-Cola Enterprises, Inc.	31,230	1,491,545

		1,491,545
Capital markets (6.8%)

Ameriprise Financial, Inc.	5,918	651,394

Carlyle Group LP (The) (Partnership shares)	21,330	749,536

Charles Schwab Corp. (The)	21,840	596,887

E*Trade Financial Corp.(NON)	14,260	328,265

KKR & Co. LP	14,330	327,297

Raymond James Financial, Inc.	6,382	356,945

		3,010,324
Chemicals (2.2%)

Axiall Corp.	7,270	326,568

Dow Chemical Co. (The)(S)	10,180	494,646

LyondellBasell Industries NV Class A	2,000	177,880

		999,094
Commercial services and supplies (2.0%)

Tyco International, Ltd.	20,710	878,104

		878,104
Containers and packaging (4.8%)

Rock-Tenn Co. Class A	1,680	177,358

Sealed Air Corp.	18,020	592,317

Silgan Holdings, Inc.	27,660	1,369,723

		2,139,398
Diversified consumer services (1.4%)

DeVry Education Group, Inc.	7,140	302,665

ITT Educational Services, Inc.(NON)(S)	10,950	314,046

		616,711
Diversified financial services (0.8%)

CME Group, Inc.	4,980	368,570

		368,570
Electric utilities (2.4%)

Edison International	7,800	441,558

Entergy Corp.	2,700	180,495

Great Plains Energy, Inc.(S)	15,870	429,125

		1,051,178
Electrical equipment (1.5%)

AMETEK, Inc.	8,532	439,313

Generac Holdings, Inc.	3,990	235,290

		674,603
Energy equipment and services (2.8%)

Ensco PLC Class A (United Kingdom)	4,160	219,565

Halliburton Co.	17,610	1,037,053

		1,256,618
Food products (0.9%)

Kellogg Co.	6,440	403,852

		403,852
Health-care equipment and supplies (6.9%)

Alere, Inc.(NON)(S)	18,050	620,018

Covidien PLC(S)	14,626	1,077,351

Merit Medical Systems, Inc.(NON)	43,619	623,752

St. Jude Medical, Inc.	11,550	755,255

		3,076,376
Health-care providers and services (1.8%)

Aetna, Inc.	3,580	268,393

Mednax, Inc.(NON)	8,640	535,507

		803,900
Household durables (4.8%)

Garmin, Ltd.	7,860	434,344

Harman International Industries, Inc.	7,270	773,528

Jarden Corp.(NON)	7,080	423,596

Whirlpool Corp.	3,350	500,691

		2,132,159
Insurance (7.6%)

American International Group, Inc.	14,710	735,647

Assured Guaranty, Ltd.	8,560	216,739

Brown & Brown, Inc.	6,660	204,862

Genworth Financial, Inc. Class A(NON)	24,840	440,413

Hartford Financial Services Group, Inc. (The)	18,366	647,769

Marsh & McLennan Cos., Inc.	4,690	231,217

Validus Holdings, Ltd.(S)	8,260	311,485

XL Group PLC	18,560	580,000

		3,368,132
IT Services (2.2%)

Computer Sciences Corp.	9,340	568,059

Fidelity National Information Services, Inc.	7,290	389,651

		957,710
Life sciences tools and services (0.8%)

PerkinElmer, Inc.	7,610	342,907

		342,907
Machinery (1.8%)

Snap-On, Inc.	4,560	517,469

Wabtec Corp.	3,610	279,775

		797,244
Marine (1.0%)

Baltic Trading, Ltd.(S)	34,508	217,745

Diana Shipping, Inc. (Greece)(NON)(S)	17,170	205,868

		423,613
Media (1.2%)

Regal Entertainment Group Class A(S)	29,630	553,488

		553,488
Multi-utilities (0.7%)

PG&E Corp.	7,410	320,112

		320,112
Oil, gas, and consumable fuels (6.8%)

Apache Corp.	2,610	216,500

Energen Corp.	2,890	233,541

Marathon Oil Corp.	17,900	635,808

Marathon Petroleum Corp.	2,000	174,080

Penn Virginia Corp.(NON)(S)	13,700	239,613

QEP Resources, Inc.	11,490	338,266

Royal Dutch Shell PLC ADR (United Kingdom)	6,463	472,187

Talisman Energy, Inc. (Canada)	44,970	448,801

Valero Energy Corp.	4,610	244,791

		3,003,587
Personal products (1.0%)

Coty, Inc. Class A	19,440	291,211

Herbalife, Ltd.	2,470	141,457

		432,668
Pharmaceuticals (7.8%)

Actavis PLC(NON)	6,240	1,284,504

Endo International PLC(NON)	5,090	349,429

Impax Laboratories, Inc.(NON)	10,300	272,126

Jazz Pharmaceuticals PLC(NON)	3,710	514,503

Prestige Brands Holdings, Inc.(NON)	13,032	355,122

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	13,520	714,397

		3,490,081
Real estate investment trusts (REITs) (1.6%)

American Capital Agency Corp.	15,550	334,170

Gaming and Leisure Properties, Inc.	10,733	391,325

		725,495
Real estate management and development (0.6%)

RE/MAX Holdings, Inc. Class A(NON)	8,677	250,158

		250,158
Road and rail (0.7%)

Genesee & Wyoming, Inc. Class A(NON)	3,420	332,834

		332,834
Semiconductors and semiconductor equipment (1.2%)

Micron Technology, Inc.(NON)	23,240	549,858

		549,858
Software (1.2%)

Electronic Arts, Inc.(NON)(S)	9,960	288,940

Symantec Corp.	12,970	259,011

		547,951
Specialty retail (2.0%)

Best Buy Co., Inc.	6,480	171,137

Office Depot, Inc.(NON)	32,260	133,234

TJX Cos., Inc. (The)	9,740	590,731

		895,102
Technology hardware, storage, and peripherals (2.6%)

Hewlett-Packard Co.	11,300	365,668

NetApp, Inc.	6,098	225,016

SanDisk Corp.	3,350	271,987

Western Digital Corp.	3,050	280,051

		1,142,722
Thrifts and mortgage finance (0.2%)

Radian Group, Inc.	6,660	100,100

		100,100
Trading companies and distributors (0.7%)

DXP Enterprises, Inc.(NON)	470	44,617

WESCO International, Inc.(NON)	2,980	247,990

		292,607

Total common stocks (cost $32,385,847)		$43,943,761

SHORT-TERM INVESTMENTS (13.5%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	4,941,616	$4,941,616

Putnam Short Term Investment Fund 0.07%(AFF)	1,042,499	1,042,499

Total short-term investments (cost $5,984,115)		$5,984,115

TOTAL INVESTMENTS

Total investments (cost $38,369,962)(b)		$49,927,876

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $44,477,558.
(b)	The aggregate identified cost on a tax basis is $38,481,342, resulting in gross unrealized appreciation and depreciation of $11,856,510 and $409,976, respectively, or net unrealized appreciation of $11,446,534.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$408,314	$5,168,690	$4,534,505	$108	$1,042,499
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $4,941,616, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,885,082. Certain of these securities were sold prior to the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$4,197,460	$—	$—
Consumer staples	2,328,065	—	—
Energy	4,260,205	—	—
Financials	9,980,553	—	—
Health care	7,713,264	—	—
Industrials	7,756,191	—	—
Information technology	3,198,241	—	—
Materials	3,138,492	—	—
Utilities	1,371,290	—	—
Total common stocks	43,943,761	—	—
Short-term investments	1,042,499	4,941,616	—

Totals by level	$44,986,260	$4,941,616	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014